UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
(Exact name of registrant as specified in charter)

235 Montgomery Street, Suite 1049
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jason Browne
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

(Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September  30

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2014 (UNAUDITED)

Shares			Value
		Investment Companies: 100.0%
		Aggressive Funds: 30.7%
212,891		Alger Capital Appreciation Institutional Fund	$5,711,871
51,650		AMG Managers Brandywine Fund	1,810,847
71,952		Fidelity OTC Portfolio	5,724,535
94,015		Harbor Capital Appreciation Fund	5,501,782
15,000		iShares Nasdaq Biotechnology ETF	4,550,250
27,700		iShares Transportation Average ETF	4,544,739
191,875		Ivy Large Cap Growth Fund	3,630,272
100,263		Janus Global Life Sciences Fund	5,283,859
150,645		Legg Mason Opportunity Trust	3,067,137
73,100		Market Vectors Semiconductor ETF	3,992,722
281,084		Marsico Focus Fund	5,604,812
137,672		Oakmark Select Fund	5,611,502
73,800		Powershares Dynamic Pharmaceuticals Portfolio	4,909,914
113,400		Powershares QQQ Trust Series 1	11,708,550
184,716		PRIMECAP Odyssey Aggressive Growth Fund	6,082,698
91,874		T. Rowe Price Health Sciences Fund, Inc.	6,246,483
		Total Aggressive Funds	83,981,973
		Core Funds: 69.3%
441,250		AllianceBernstein Large-Cap Growth Fund	17,592,634
60		Ariel Fund	4,316
213,190		ClearBridge Value Trust	16,630,921
285,901		Domini Social Equity Fund	7,436,291
143,293		Fidelity Growth Strategies Fund	4,628,366
494,786		Goldman Sachs Capital Growth Fund ^	13,398,815
197,600		iShares S&P 100 ETF	17,969,744
161,600		iShares S&P 500 Growth ETF	18,034,560
217,311		Janus Contrarian Fund	4,798,221
635,449		JPMorgan Disciplined Equity Fund	15,053,780
191,096		Parnassus Endeavor Fund	5,723,338
475,200		PowerShares S&P 500 Low Volatility Portfolio	18,038,592
1,266,603		Vanguard FTSE Social Index Fund ^	16,807,828
145,600		Vanguard Growth ETF	15,199,184
226,000		Vanguard Mega Cap Growth ETF	18,367,020
		Total Core Funds	189,683,610
		Total Investment Companies
		(Cost $261,956,740)	273,665,583

		Short-Term Investments: 0.2%
668,380		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	668,380
		Total Short-Term Investments
		(Cost $668,380)	668,380

		Total Investments: 100.2%
		(Cost $262,625,120)	274,333,963
		Liabilities in Excess of Other Assets: (0.2)%	(472,670)
		Net Assets: 100.0%	$273,861,293

	#	Annualized seven-day yield as of December 31, 2014.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $4,781,076 (representing 1.7% of net assets).

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

		Cost of investments	$262,625,120
		Gross unrealized appreciation	15,951,063
		Gross unrealized depreciation	(4,242,220)
		Net unrealized appreciation	$11,708,843

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2014 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Aggressive Funds: 99.9%
183,939	Alger Capital Appreciation Institutional Fund	$4,935,092
33,859	AMG Managers Brandywine Fund	1,187,110
84,857	Fidelity Capital Appreciation Fund	3,057,396
51,223	Fidelity OTC Portfolio	4,075,271
54,170	Harbor Capital Appreciation Fund	3,170,052
15,500	iShares Nasdaq Biotechnology ETF	4,701,925
28,000	iShares Transportation Average ETF	4,593,960
30,400	iShares U.S. Technology ETF	3,173,760
177,982	Ivy Large Cap Growth Fund	3,367,411
50,498	Janus Global Life Sciences Fund	2,661,234
139,093	Legg Mason Opportunity Trust	2,831,936
63,850	Market Vectors Semiconductor ETF	3,487,487
272,488	Marsico Focus Fund	5,433,408
134,883	Oakmark Select Fund	5,497,812
65,600	Powershares Dynamic Pharmaceuticals Portfolio	4,364,368
92,300	Powershares QQQ Trust Series 1	9,529,975
101,695	PRIMECAP Odyssey Aggressive Growth Fund	3,348,824
22,280	T. Rowe Price Health Sciences Fund, Inc.	1,514,833
	Total Aggressive Funds	70,931,854
	Total Investment Companies
	(Cost $66,699,120)	70,931,854

	Total Investments: 99.9%
	(Cost $66,699,120)	70,931,854
	Other Assets in Excess of Liabilities: 0.1%	50,698
	Net Assets: 100.0%	$70,982,552

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$66,699,120
	Gross unrealized appreciation	5,352,885
	Gross unrealized depreciation	(1,120,151)
	Net unrealized appreciation	$4,232,734

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2014 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Core Funds: 60.1%
77,644	AllianceBernstein Large-Cap Growth Fund	$3,095,677
39,837	ClearBridge Value Trust	3,107,713
105,903	Fidelity Growth Strategies Fund	3,420,655
109,035	Goldman Sachs Capital Growth Fund	2,952,676
41,400	iShares S&P 100 ETF	3,764,916
27,900	iShares S&P 500 Growth ETF	3,113,640
130,168	JPMorgan Disciplined Equity Fund	3,083,671
41,574	Parnassus Endeavor Fund	1,245,143
82,000	PowerShares S&P 500 Low Volatility Portfolio	3,112,720
234,259	Vanguard FTSE Social Index Fund	3,108,613
23,200	Vanguard Growth ETF	2,421,848
47,000	Vanguard Mega Cap Growth ETF	3,819,690
	Total Core Funds	36,246,962
	Total Return Funds: 12.9%
173,988	Fidelity Real Estate Income Fund	2,030,442
44,002	Gateway Fund	1,301,143
193,309	Manning & Napier Fund, Inc. - Pro Blend Conservative Term Series Fund	2,006,549
39,299	Vanguard Wellesley Income Fund	2,434,164
	Total Total Return Funds	7,772,298
	Bond Funds: 26.9%
105,216	AMG Managers Intermediate Duration Government Fund	1,153,167
201,904	DoubleLine Core Fixed Income Fund	2,216,901
178,209	Fidelity Capital & Income Fund	1,725,060
109,215	Hartford Strategic Income Fund	973,102
13,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,552,330
90,846	Natixis Loomis Sayles Strategic Income Fund	1,478,058
133,419	Neuberger Berman Strategic Income Fund	1,484,949
107,461	PIMCO Foreign Bond Fund	1,157,354
187,196	PIMCO Income Fund	2,308,128
114,272	TCW Total Return Bond Fund	1,178,143
90,260	Vanguard GNMA Fund	976,612
	Total Bond Funds	16,203,804
	Total Investment Companies
	(Cost $59,978,257)	60,223,064
	Total Investments: 99.9%
	(Cost $59,978,257)	60,223,064
	Other Assets in Excess of Liabilities: 0.1%	69,793
	Net Assets: 100.0%	$60,292,857

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$59,978,257
	Gross unrealized appreciation	1,374,475
	Gross unrealized depreciation	(1,129,668)
	Net unrealized appreciation	$244,807

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2014 (UNAUDITED)

Shares			Value
		Investment Companies: 100.0%
		Intermediate Term Bond Funds: 33.7%
183,084		AMG Managers Intermediate Duration Government Fund ^	$2,006,601
320,591		Baird Aggregate Bond Fund	3,465,585
1,236,634		DoubleLine Core Fixed Income Fund	13,578,244
97,400		iShares iBoxx $ Investment Grade Corporate Bond ETF	11,630,534
396,239		Metropolitan West Total Return Bond Fund	4,319,003
736,051		TCW Total Return Bond Fund	7,588,686
580,397		Vanguard GNMA Fund	6,279,892
		Total Intermediate Term Bond Funds	48,868,545
		Strategic Bond Funds: 17.6%
198,533		Guggenheim Total Return Bond Fund	5,356,428
189,446		Hartford Strategic Income Fund	1,687,967
380,526		Neuberger Berman Strategic Income Fund	4,235,253
1,158,879		PIMCO Income Fund	14,288,984
		Total Strategic Bond Funds	25,568,632
		High Yield Bond Funds: 8.0%
1,189,415		Fidelity Capital & Income Fund	11,513,538
		Total High Yield Bond Funds	11,513,538
		World Bond Funds: 5.4%
722,757		PIMCO Foreign Bond Fund	7,784,096
		Total World Bond Funds	7,784,096
		Total Return Funds: 35.3%
1,139,209		Fidelity Real Estate Income Fund	13,294,567
229,107		Gateway Fund	6,774,680
1,483,608		Manning & Napier Fund Inc. - Pro Blend Conservative Term Series Fund ^	15,399,847
252,855		Vanguard Wellesley Income Fund	15,661,817
		Total Total Return Funds	51,130,911
		Total Investment Companies
		(Cost $144,875,408)	144,865,722
		Total Investments: 100.0%
		(Cost $144,875,408)	144,865,722
		Other Assets in Excess of Liabilities: 0.0%	15,914
		Net Assets: 100.0%	$144,881,636

	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $1,133,652 (representing 0.8% of net assets).

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

		Cost of investments	$144,875,408
		Gross unrealized appreciation	2,136,583
		Gross unrealized depreciation	(2,146,269)
		Net unrealized depreciation	$(9,686)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2014 (UNAUDITED)

Shares			Value
		Investment Companies: 97.8%
		Aggressive Funds: 11.0%
9,622		Janus Global Life Sciences Fund	$507,094
48,507		Marsico Focus Fund	967,224
27,000		Powershares QQQ Trust Series 1	2,787,750
		Total Aggressive Funds	4,262,068
		Core Funds: 66.2%
51,500		iShares S&P 100 ETF	4,683,410
50,400		iShares S&P 500 Growth ETF	5,624,640
110,000		PowerShares S&P 500 Low Volatility Portfolio	4,175,600
38,000		Vanguard Growth ETF	3,966,820
89,000		Vanguard Mega Cap Growth ETF	7,233,030
		Total Core Funds	25,683,500
		Total Return Funds: 20.6%
14,743		Dodge & Cox Balanced Fund	1,510,867
44,827		Fidelity Balanced Fund	1,020,720
71,107		Fidelity Puritan Fund	1,528,095
80,893		Schwab Hedged Equity Fund	1,382,461
59,415		T. Rowe Price Capital Appreciation Fund	1,552,510
108,975		Value Line Income & Growth Fund, Inc.	1,024,367
		Total Total Return Funds	8,019,020
		Total Investment Companies
		(Cost $37,287,013)	37,964,588
		Short-Term Investments: 1.1%
416,691		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	416,691
		Total Short-Term Investments
		(Cost $416,691)	416,691

Contracts (100 shares per contract)			Value
		Purchased Options: 0.6%
1,000		SPDR S&P 500 ETF Trust, Expiration 1/17/15, Strike Price $205, Put Option	$236,500
		Total Purchased Options
		(Cost $165,760)	236,500
		Total Investments: 99.5%
		(Cost $37,869,464)	38,617,779
		Other Assets in Excess of Liabilities: 0.5%	187,578
		Net Assets: 100.0%	$38,805,357

	#	Annualized seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

		Cost of investments	$37,869,464
		Gross unrealized appreciation	1,369,327
		Gross unrealized depreciation	(621,012)
		Net unrealized appreciation	$748,315

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE TOTAL RETURN FUND^

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2014 (UNAUDITED)

Shares		Value
	Investment Companies: 99.7%
	Core Funds: 9.9%
4,000	iShares S&P 500 Growth ETF	$446,400
10,000	PowerShares S&P 500 Low Volatility Portfolio	379,600
4,600	Vanguard Mega Cap Growth ETF	373,842
	Total Core Funds	1,199,842
	Total Return Funds: 37.3%
5,995	Dodge & Cox Balanced Fund	614,359
27,070	Fidelity Balanced Fund	616,375
28,760	Fidelity Puritan Fund	618,053
51,115	Fidelity Real Estate Income Fund	596,514
10,990	James Balanced Golden Rainbow Fund	268,371
36,234	Schwab Hedged Equity Fund	619,235
19,189	Vanguard Wellesley Income Fund	1,188,549
	Total Total Return Funds	4,521,456
	Bond Funds: 52.5%
27,463	AMG Managers Intermediate Duration Government Fund	300,990
36,240	Baird Aggregate Bond Fund	391,750
30,742	DoubleLine Core Fixed Income Fund	337,543
46,246	Eaton Vance Short Duration Strategic Income Fund	353,316
11	Fidelity Advisor High Income Advantage Fund	106
60,990	Fidelity Capital & Income Fund	590,386
36,956	Hartford Strategic Income Fund	329,279
7,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	931,398
6,100	iShares MBS ETF	666,852
96,410	Natixis Loomis Sayles High Income Fund	412,634
14,926	Neuberger Berman Strategic Income Fund	166,131
55,186	PIMCO Foreign Bond Fund	594,353
46,583	PIMCO Income Fund	574,370
26,303	TCW Total Return Bond Fund	271,181
41,643	Vanguard GNMA Fund	450,573
	Total Bond Funds	6,370,862
	Total Investment Companies
	(Cost $12,099,021)	12,092,160

	Total Investments: 99.7%
	(Cost $12,099,021)	12,092,160
	Other Assets in Excess of Liabilities: 0.3%	37,814
	Net Assets: 100.0%	$12,129,974

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$12,099,021
	Gross unrealized appreciation	144,288
	Gross unrealized depreciation	(151,149)
	Net unrealized depreciation	$(6,861)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.
^Effective 1/30/2015, the Fund changed its name from FundX Tactical Total Return Fund to FundX
Flexible Total Return Fund.

Summary of Fair Value Disclosure
December 31, 2014 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their instruments.  U.S. GAAP establises a hierachy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

FundX Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$273,665,583	$-	$-	$273,665,583
Short-Term Investments	668,380	-	-	668,380
Total Investments in Securities	$274,333,963	$-	$-	$274,333,963

FundX Aggressive Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$70,931,854	$-	$-	$70,931,854
Total Investments in Securities	$70,931,854	$-	$-	$70,931,854

FundX Conservative Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$60,223,064	$-	$-	$60,223,064
Total Investments in Securities	$60,223,064	$-	$-	$60,223,064

FundX Flexible Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$144,865,722	$-	$-	$144,865,722
Total Investments in Securities	$144,865,722	$-	$-	$144,865,722

FundX Tactical Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$37,964,588	$-	$-	$37,964,588
Short-Term Investments	416,691	-	-	416,691
Purchased Options	-	236,500	-	236,500
Total Investments in Securities	$38,381,279	$236,500	$-	$38,617,779

FundX Flexible Total Return Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$12,092,160	$-	$-	$12,092,160
Total Investments in Securities	$12,092,160	$-	$-	$12,092,160

None of the Funds had transfer into or out of Levels 1 and 2 during the year ended December 31, 2014. The Funds recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment trust

By      /s/ Jason Browne
           Jason Browne, President
           (Principal Executive Officer)

Date   February 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Jason Browne
           Jason Browne, President
            (Principal Executive Officer)

Date   February 12, 2015

By      /s/ Sean McKeon
           Sean McKeon, Treasurer
           (Principal Financial Officer)

Date   February 12, 2015